Intellectual property (Details Narrative)	1 Months Ended			12 Months Ended
	Apr. 18, 2023 USD ($)	Apr. 22, 2021 USD ($)	Apr. 22, 2021 CAD ($)	Dec. 31, 2022 CAD ($) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2021 CAD ($) shares
Signature Payments	$ 15,000				$ 200,000
Estimated Useful Life Of Asset					20 years	20 years		15 years
Fair Value Of Consideration								$ 25,300,000
Annual Amortization Expense 2018					$ 13,781,000,000			1,700,000.0
Annual Amortization Expense 2019					13,781,000,000			1,700,000.0
Annual Amortization Expense 2020					13,781,000,000			1,700,000.0
Annual Amortization Expense 2021					13,781,000,000			1,700,000.0
Annual Amortization Expense 2022					13,781,000,000			1,700,000
Amortization Expense Total					68,902			$ 8,500,000
Other Costs					$ 3,000
Common Shares , Issued | shares				68,949,109	65,250,710				65,250,710
Issuance Costs					$ 42,697
Signature Milestone Payment			$ 50,310	$ 0		$ 65,310	$ 0
Common Shares , Amount				$ 96,423,648					$ 95,779,352
TSX
Common Shares , Issued | shares					300,000				300,000
Common Shares , Amount					$ 207,300
SFD? Geothermal Right acquired [Member]
Signature Payments		$ 40,000
Cash	$ 10,000,000								$ 5,000,000
Common Shares , Issued | shares					300,000				300,000
Acquisition					$ 275,610